STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 16,083,886
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(17,520,500)
Interest earned on marketable securities held in Trust Account	(4,700)
Changes in operating assets and liabilities:
Prepaid expenses	200,367
Accrued expenses	1,117,112
Accrued offering costs	(10,282)
Net cash used in operating activities	(134,117)
Cash Flows from Financing Activities:
Repayment of promissory note - related party	(267,768)
Net cash provided by financing activities	(267,768)
Net Change in Cash	(401,885)
Cash - Beginning	1,667,600
Cash - Ending	1,265,715
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	286,646,240
Change in value of Class A ordinary shares subject to possible redemption	$ 15,905,320